Loans Payable (Details Textual)	12 Months Ended
Dec. 31, 2013 Individual
Industrial and Commercial Bank of China [Member]
Loans Payable to Bank [Abstract]
Number of individuals	2
Hubei Bank [Member]
Loans Payable to Bank [Abstract]
Number of individuals	2